American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
August 31, 2020

NT International Small-Mid Cap - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Australia — 7.2%
Breville Group Ltd.	208,412	4,127,824
carsales.com Ltd.	199,372	3,016,814
Magellan Financial Group Ltd.	112,254	4,822,153
NEXTDC Ltd.(1)	874,646	7,827,301
NRW Holdings Ltd.	2,091,719	3,362,243
Saracen Mineral Holdings Ltd.(1)	1,553,857	5,975,182
Seven Group Holdings Ltd.(2)	488,182	6,758,394
		35,889,911
Belgium — 0.8%
Warehouses De Pauw, CVA	109,393	3,867,067
Canada — 10.0%
BRP, Inc.	81,937	4,450,046
Colliers International Group, Inc.	62,593	3,969,078
Descartes Systems Group, Inc. (The)(1)	91,367	5,575,114
Element Fleet Management Corp.	584,520	4,808,448
FirstService Corp.	40,742	5,097,943
Gibson Energy, Inc.	169,583	3,087,819
Innergex Renewable Energy, Inc.	146,024	2,521,149
Jamieson Wellness, Inc.	92,919	2,690,651
Kinaxis, Inc.(1)	23,391	3,567,425
Parex Resources, Inc.(1)	377,681	5,168,556
TFI International, Inc.	149,720	6,618,511
TMX Group Ltd.	23,648	2,486,000
		50,040,740
Denmark — 4.4%
ALK-Abello A/S(1)	13,406	4,528,786
Netcompany Group A/S(1)	67,820	5,858,744
Pandora A/S	81,657	5,941,972
Royal Unibrew A/S	54,838	5,736,569
		22,066,071
Finland — 2.1%
Huhtamaki Oyj(1)	109,996	5,318,372
Metso Outotec Oyj	707,657	5,243,683
		10,562,055
France — 2.3%
Euronext NV	43,519	5,289,956
SOITEC(1)	46,971	6,261,282
		11,551,238
Germany — 8.7%
Bechtle AG	6,212	1,255,149
CompuGroup Medical SE & Co. KgaA	47,303	4,236,822
Flatex AG(1)	127,523	6,188,006
HelloFresh SE(1)	82,365	4,233,490
MorphoSys AG(1)	32,465	4,083,758
Rheinmetall AG	38,589	3,571,139
Sixt SE(1)(2)	31,487	2,847,130
Stroeer SE & Co. KGaA(1)	66,245	5,161,500
TeamViewer AG(1)	87,540	4,745,048

Varta AG(1)(2)	46,589	7,251,591
		43,573,633
Hong Kong — 3.7%
Ausnutria Dairy Corp. Ltd.(1)(2)	1,514,000	2,495,884
Man Wah Holdings Ltd.	3,696,800	5,144,417
Melco International Development Ltd.	2,374,000	5,194,225
Minth Group Ltd.	1,748,000	5,837,495
		18,672,021
Israel — 2.8%
AudioCodes Ltd.	145,026	4,549,466
Kornit Digital Ltd.(1)	74,600	4,619,978
Nova Measuring Instruments Ltd.(1)	91,915	4,878,848
		14,048,292
Italy — 2.6%
Falck Renewables SpA	892,948	5,986,388
FinecoBank Banca Fineco SpA(1)	285,867	4,328,558
GVS SpA(1)	192,921	2,451,235
		12,766,181
Japan — 20.7%
Anritsu Corp.	247,600	5,400,864
BASE, Inc.(1)	46,000	3,949,866
Cosmos Pharmaceutical Corp.	14,900	2,621,884
GMO Payment Gateway, Inc.	19,400	2,050,929
Harmonic Drive Systems, Inc.	54,200	2,848,400
IR Japan Holdings Ltd.	42,300	5,164,238
Japan Elevator Service Holdings Co. Ltd.	117,400	4,058,283
Kakaku.com, Inc.	123,800	3,290,606
Kobe Bussan Co. Ltd.	81,800	4,819,449
Menicon Co. Ltd.	63,900	3,908,419
Mercari, Inc.(1)	102,600	4,636,925
MonotaRO Co. Ltd.	54,700	2,158,350
Nabtesco Corp.	81,300	2,569,827
Nihon Kohden Corp.	111,900	3,837,959
Nihon M&A Center, Inc.	21,900	1,088,530
Nippon Gas Co. Ltd.	168,200	6,535,390
Nissan Chemical Corp.	44,400	2,335,732
Open House Co. Ltd.	186,000	6,578,124
Seria Co. Ltd.	137,300	6,044,021
SHIFT, Inc.(1)	42,700	4,945,551
SHO-BOND Holdings Co. Ltd.	127,400	6,016,752
Sushiro Global Holdings Ltd.	232,200	5,386,819
UT Group Co. Ltd.(1)	195,000	5,762,708
Zenkoku Hosho Co. Ltd.	67,100	2,371,093
Zeon Corp.	506,600	5,287,662
		103,668,381
Netherlands — 1.9%
ASM International NV	35,559	5,345,609
Basic-Fit NV(1)	104,802	2,948,039
IMCD NV	11,848	1,264,350
		9,557,998
Norway — 1.1%
Bakkafrost P/F(1)	38,981	2,438,227
Subsea 7 SA(1)	388,189	3,131,931
		5,570,158

Singapore — 1.4%
Mapletree Industrial Trust	2,983,000	6,667,550
Sweden — 11.4%
AddTech AB, B Shares	73,304	3,795,902
Beijer Ref AB	101,020	4,016,523
BHG Group AB(1)	208,269	2,722,269
Bilia AB, A Shares(1)	460,745	5,457,326
Embracer Group AB(1)	209,011	4,105,353
Fastighets AB Balder, B Shares(1)	101,372	4,036,652
Lifco AB, B Shares	53,334	4,240,331
Lindab International AB	271,599	4,359,962
MIPS AB	62,358	2,497,903
Samhallsbyggnadsbolaget i Norden AB(2)	3,238,268	9,004,284
Sinch AB(1)	62,154	6,304,900
Stillfront Group AB(1)	60,086	6,464,331
		57,005,736
Switzerland — 5.3%
Cembra Money Bank AG	59,479	7,090,315
SIG Combibloc Group AG(1)	306,434	6,018,169
Tecan Group AG	13,933	6,294,701
Zur Rose Group AG(1)	26,730	7,276,549
		26,679,734
United Kingdom — 12.8%
ASOS plc(1)	58,912	3,889,028
Avast plc	1,134,614	8,129,487
boohoo Group plc(1)	1,844,304	7,132,794
Diploma plc	152,642	3,930,472
Electrocomponents plc	563,097	5,110,968
Fevertree Drinks plc	120,092	3,298,953
Future plc	230,080	4,607,819
Games Workshop Group plc	58,613	7,217,852
HomeServe plc	334,921	5,815,697
Intermediate Capital Group plc	251,764	4,600,578
JD Sports Fashion plc	430,819	4,179,863
Serco Group plc(1)	1,934,606	3,636,035
UNITE Group plc (The)	195,941	2,534,115
		64,083,661
TOTAL COMMON STOCKS (Cost $402,344,411)		496,270,427
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 6/30/22 - 4/30/26, valued at $2,277,965), in a joint trading account at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $2,232,612)		2,232,609
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $3,036,610), at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $2,977,004)		2,977,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,227	9,227
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,218,836)		5,218,836
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,947,656)	3,947,656	3,947,656
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $411,510,903)		505,436,919
OTHER ASSETS AND LIABILITIES — (1.0)%		(5,109,824)
TOTAL NET ASSETS — 100.0%		$500,327,095

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.0%
Consumer Discretionary	17.3%
Information Technology	16.3%
Financials	8.5%
Real Estate	8.4%
Consumer Staples	6.3%
Health Care	5.9%
Communication Services	5.3%
Materials	5.0%
Utilities	3.0%
Energy	2.2%
Cash and Equivalents*	0.8%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,850,578. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,342,112, which includes securities collateral of $14,394,456.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	14,048,292	482,222,135	—
Temporary Cash Investments	9,227	5,209,609	—
Temporary Cash Investments - Securities Lending Collateral	3,947,656	—	—
	18,005,175	487,431,744	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.